Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated October 21, 2020

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 27, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (for purposes of this section only, the “Fund”)

Effective November 5, 2020, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Andrew Neville, lead portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2010.

Bjoern Mehrmann, portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2012.

Heinrich Ey, CFA, DVFA/CEFA, portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2016.

Koji Nakatsuka, CFA, CMA, senior portfolio manager and director responsible for Japanese investment opportunities, has managed the Fund since 2010.

Miguel Pohl, CFA, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2018.

Stuart Winchester, CFA, senior portfolio manager and managing director responsible for Asia-Pacific (ex-Japan) investment opportunities, has managed the Fund since 2020.

Jeffrey D. Parker, CFA, senior portfolio manager and managing director, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Moritz Dufner, CFA, CAIA, portfolio manager and vice president, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Mark W. Phanitsiri, CFA, portfolio manager and vice president, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Corresponding changes, as described below, are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Adviser and Administrator.”

Disclosure Relating to AllianzGI Mid-Cap Fund (for purposes of this section only, the “Fund”)

Effective November 5, 2020, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Raymond F. Cunha, CFA, senior portfolio manager and director, has managed the Fund since 2020.

Jeffrey D. Parker, CFA, senior portfolio manager and managing director, has managed the Fund since 2020.

Corresponding changes, as described below, are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Adviser and Administrator.”

Disclosure Relating to AllianzGI Small-Cap Fund (for purposes of this section only, the “Fund”)

Effective November 5, 2020, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Kunal Ghosh, lead and senior portfolio manager and managing director, manages the Quantitative Core and Managed Volatility sleeves of the Fund. He has been responsible for rebalancing the Fund’s different sleeves and the Fund’s investments in cash and cash equivalents since its inception in 2013.

Lu Yu, portfolio manager and managing director, manages the Quantitative Core and Managed Volatility sleeves of the Fund. She has managed the Fund since 2018.

Jeffrey D. Parker, CFA, senior portfolio manager and managing director, has managed the Fund since 2020.

Moritz Dufner, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2020.

Mark W. Phanitsiri, CFA, portfolio manager and vice president, has managed the Fund since 2020.

Corresponding changes, as described below, are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Adviser and Administrator.”

Disclosure Relating to AllianzGI Global Small-Cap Fund, AllianzGI Mid-Cap Fund and AllianzGI Small-Cap Fund (the “Funds”)

Effective November 5, 2020, the information relating to Funds contained in the table in the subsection entitled “Management of the Funds—Investment Adviser and Administrator” in the Prospectus is hereby revised and restated with the following:

AllianzGI Global Small-Cap Fund*	Koji Nakatsuka, CFA, CMA	2010	Mr. Nakatsuka, CFA, CMA, is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has 21 years of investment-industry experience. Mr. Nakatsuka previously managed a mid/small-cap investment trust at Goldman Sachs Asset Management. Before that, he was at Schroder Investment Management Japan as an equity analyst for mid/small-caps. Mr. Nakatsuka has a B.A. in law from Sophia University.

	Andrew Neville (Lead)	2010	Mr. Neville is a portfolio manager and a director with Allianz Global Investors, which he joined in 2004. He is a member of the European & German Mid/Small Caps team. Mr. Neville has 22 years of investment- industry experience. He previously worked as a portfolio manager at Baring Asset Management, trained as a portfolio manager at AIB Govett Asset Management and worked as an audit manager for Deloitte & Touche. Mr. Neville has a B.S. in civil engineering from Imperial College London.

	Bjoern Mehrmann	2012	Mr. Mehrmann is a portfolio manager and a director with Allianz Global Investors, which he joined in 2001. He is a member of the European & German Mid/Small Caps team. Mr. Mehrmann has 18 years of investment-industry experience. He has a B.S. in computer science from James Madison University and a master´s in business administration from EBS International University Schloss Reichartshausen, Germany.

	Heinrich Ey, CFA, DVFA/ CEFA	2016	Mr. Ey, CFA, DVFA/CEFA, is a portfolio manager, Co-CIO European Mid/Small Cap and a director with Allianz Global Investors, which he joined in 1995. As a member of the European Mid/Small Cap team, he is responsible for global small-cap and international small-cap equity mandates. Mr. Ey has 28 years of investment-industry experience. Earlier in his career, he was Global Head of Telemedia; a telecommunications and media analyst; a manager of European institutional and retail funds; and a trader for equity, fixed-income and derivative products. Mr. Ey has an M.B.A. from Baden-Wuerttemberg Cooperative State University Karlsruhe, Germany. He is a CFA charterholder and holds the DVFA/Certified European Financial Analyst designation.

Miguel Pohl, CFA	2018	Mr. Pohl, CFA, is a portfolio manager and a director with Allianz Global Investors, which he joined in 2013. He is head of the Insurance Dedicated Small Caps team; his coverage focuses on small- and micro-cap companies in various sectors. Earlier in his career at the firm, Mr. Pohl was Head of Research for Allianz Aequitas and an analyst for Allianz SE. He has 18 years of investment-industry experience. Mr. Pohl has a diploma in business administration from the University of Munster, Germany, and studied accounting and finance at The University of Manchester, UK. Mr. Pohl is a CFA charterholder.

Stuart Winchester, CFA	2020	Mr. Winchester, CFA, is a senior portfolio manager and a managing director with Allianz Global Investors, which he joined in 1992. He is a member of the Asia Pacific investment team and is responsible for the firm’s Hong Kong mandates in global equity and balanced funds. Mr. Winchester also manages the equity portion of absolute-return funds and manages Oriental Income, a total-return fund investing in the Asia-Pacific region. He has more than 30 years of investment-industry experience. Mr. Winchester previously worked at Wood Gundy in Japan before transferring to Indonesia to run an affiliate joint-venture merchant bank. He has a master’s degree in international management from the American Graduate School of International Management. Mr. Winchester is a CFA charterholder.

Jeffrey D. Parker, CFA	2020	Mr. Parker is a senior portfolio manager, a managing director and CIO Equity US with Allianz Global Investors, which he joined in 1999. He has portfolio- management and research responsibilities for the US Small & Mid Cap team. Mr. Parker was previously head of the Growth team and had portfolio- management responsibilities for the Large and Mid Cap Growth products. Mr. Parker has 29 years of investment industry experience. Before joining the firm, he was an assistant portfolio manager at Eagle Asset Management and a senior consultant at Andersen Consulting. Mr. Parker has a B.B.A. from University of Miami and an M.B.A. from Vanderbilt University. He is a CFA charterholder.

Moritz Dufner, CFA, CAIA	2020	Mr. Dufner is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2014. He has research responsibilities for the US Small & Mid Cap team. Prior to joining the team, Mr. Dufner was a member of the firm’s global investment graduate program, conducting research analysis for equity investment teams in San Francisco and Frankfurt, Germany. He has six years of investment- industry experience. Mr. Dufner has a B.S. from the University of Tübingen, Germany, and an M.S. in banking and finance from Stockholm University School of Business, Sweden. He is a CFA charterholder.

	Mark W. Phanitsiri, CFA	2020	Mr. Phanitsiri is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2010. He has portfolio-management and research responsibilities for the US Small & Mid Cap Growth team. He is also a member of the Global Insights portfolio management team and has worked on the strategy since joining the firm. Mr. Phanitsiri was also a technology research analyst earlier in his career. He has 17 years of investment industry experience. Mr. Phanitsiri previously worked on private and public equity investments at Sageview Capital and Thoma Bravo Equity Partners. He has a B.S.E. in mechanical and aerospace engineering from Princeton University, and an M.B.A. from Harvard Business School. Mr. Phanitsiri is a CFA charterholder.

AllianzGI Mid-Cap Fund	Jeffrey D. Parker, CFA	2020	See above.

	Raymond F. Cunha, CFA	2020	Mr. Cunha is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2009. He has portfolio-management and research responsibilities for the US Small & Mid Cap team. Mr. Cunha is also portfolio manager on the AllianzGI Global Space Strategy. Previously, he was a senior industrials research analyst. He has 26 years of investment industry experience. He was previously a vice president and senior analyst at State Street Global Advisors. Before that, he was an analyst and portfolio manager in the US active quantitative strategies group at State Street. He has a B.A. in business from the University of Massachusetts and an M.B.A. from Boston University. Mr. Cunha is a CFA charterholder and a member of The Boston Security Analysts Society

AllianzGI Small-Cap Fund	Kunal Ghosh (Lead)	2013 (Inception)	Mr. Ghosh is a lead and senior portfolio manager and a managing director with Allianz Global Investors, which he joined in 2006. He is head of the Systematic team and has 17 years of investment- industry experience. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

Lu Yu, CFA, CIPM	2018	Ms. Yu, CFA, CIPM, is a portfolio manager and a managing director with Allianz Global Investors, which she joined in 2003. She has portfolio- management and research responsibilities for the Systematic team. Ms. Yu has 18 years of investment-industry experience. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations.

Jeffrey D. Parker, CFA	2020	See above.

Moritz Dufner, CFA, CAIA	2020	See above.

Mark W. Phanitsiri, CFA	2020	See above.

*

Andrew Neville serves as the lead portfolio manager of the AllianzGI Global Small-Cap Fund and is based in London, England. The Fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann, are responsible for identifying investments in Europe and the United Kingdom, while Messrs. Parker, Dufner and Phanitsiri, are responsible for North American security selection. Finally, Messrs. Nakatsuka and Winchester are responsible for stock selection in the Japanese and Asia-Pacific (ex-Japan) markets, respectively.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated October 21, 2020

to the Statement of Additional Information

of Allianz Funds

Dated August 27, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund and AllianzGI Small-Cap Fund (for purposes of this section only, each a “Fund”)

Effective November 5, 2020, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Tim M. McCarthy as a portfolio manager of the Fund and to reflect the addition of Moritz Dufner and Mark W. Phanitsiri as portfolio managers of each Fund.

Information regarding other accounts managed by each of Moritz Dufner and Mark W. Phanitsiri, as well as each of their ownership of securities of each Fund, each as of September 30, 2020, is provided below.

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Moritz Dufner	0	0	4	4,623	0	0
Mark W. Phanitsiri	0	0	4	4,623	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Moritz Dufner	0	0	0	0	0	0
Mark W. Phanitsiri	0	0	0	0	0	0

Securities Ownership

Global Small-Cap	Dollar Range of Equity Securities
Moritz Dufner	None
Mark W. Phanitsiri	$1-10,000

Small-Cap	Dollar Range of Equity Securities
Moritz Dufner	None
Mark W. Phanitsiri	None

Disclosure Relating to AllianzGI Mid-Cap Fund (for purposes of this section only, the “Fund”)

Effective November 5, 2020, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Tim M. McCarthy as a portfolio manager of the Fund and to reflect the addition of Raymond F. Cunha as portfolio manager of the Fund.

Information regarding other accounts managed by Raymond F. Cunha, as well as each of his ownership of securities of the Fund, each as of September 30, 2020, is provided below.

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raymond F. Cunha	0	0	1	305	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raymond F. Cunha	0	0	0	0	0	0

Securities Ownership

Mid-Cap	Dollar Range of Equity Securities
Raymond F. Cunha	$50,001-$100,000

Please retain this Supplement for future reference.